RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet - Amount recognized - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	£ 1,469	£ 424
The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	659	262
Defined benefit pension schemes | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	1,578	550
Defined benefit pension schemes | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	727	347
Other post-retirement benefit schemes | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	(109)	(126)
Other post-retirement benefit schemes | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	£ (68)	£ (85)